Other Operating Income - Summary of Other Operating Income (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Income [Line Items]
Other operating income (expense)	$ 4,162	$ 4,736	$ 6,315
Government Grant and Credit Scheme Subsidies [Member]
Other Operating Income [Line Items]
Other operating income (expense)	300	2,935	4,721
Changes in fair value of financial assets measured at fair value through profit or loss [Member]
Other Operating Income [Line Items]
Other operating income (expense)	1,796
Gain on early termination of right-of-use assets [Member]
Other Operating Income [Line Items]
Other operating income (expense)			29
Contributions from ADS depositary [Member]
Other Operating Income [Line Items]
Other operating income (expense)	896
Others [Member]
Other Operating Income [Line Items]
Other operating income (expense)	$ 1,170	$ 1,801	$ 1,565